RELATED PARTY TRANSACTIONS (Details) - EBP 013 - GY Common Stock - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Closing price per common share (in dollars per share)	$ 8.76	$ 9.00
Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Price per common share (in dollars per share)	6.71
Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Price per common share (in dollars per share)	$ 11.94